Consolidated Statements of Stockholder's Equity (Deficit) - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Jan. 01, 2020
Beginning balance, shares at Jan. 01, 2020
Shares outstanding as of the recapitalization	$ 45,812					45,812
Shares outstanding as of the recapitalization, shares	45,812,191
Shares issued in recapitalization	$ 46,811		(92,323)			(45,512)
Shares issued in recapitalization, shares	46,811,195	1
Net loss				(227,079)		(227,079)
Ending balance, value at Mar. 31, 2020	$ 92,623		(92,323)	(227,079)		(226,779)
Ending balance, shares at Mar. 31, 2020	92,623,386	1
Beginning balance, value at Jan. 01, 2020
Beginning balance, shares at Jan. 01, 2020
Net loss						(1,668,971)
Ending balance, value at Sep. 30, 2020	$ 92,623		(92,323)	(1,668,971)		(1,668,971)
Ending balance, shares at Sep. 30, 2020	92,623,386	1
Beginning balance, value at Jan. 01, 2020
Beginning balance, shares at Jan. 01, 2020
Shares outstanding as of the recapitalization	$ 45,812					45,812
Shares issued for related party debt, shares	45,812,191
Shares issued in recapitalization	$ 46,811		(92,323)			(45,512)
Shares issued to founders, shares	46,811,195	1
Stock compensation expense	$ 30		73,552			73,582
Stock compensation expense, shares	30,231
Conversion of convertible debt	$ 11		34,529			34,540
Conversion of convertible debt, shares	10,833
Shares issued to settle accounts payable	$ 18		49,982			50,000
Shares issued to settle accounts payable, shares	18,182
Imputed Interest			87,213			87,213
Net loss				(2,577,721)		(2,577,721)
Ending balance, value at Dec. 31, 2020	$ 92,682		152,953	(2,577,721)		(2,332,086)
Ending balance, shares at Dec. 31, 2020	92,682,632	1
Beginning balance, value at Mar. 31, 2020	$ 92,623		(92,323)	(227,079)		(226,779)
Beginning balance, shares at Mar. 31, 2020	92,623,386	1
Net loss				(756,130)		(756,130)
Ending balance, value at Jun. 30, 2020	$ 92,623		(92,323)	(983,209)		(982,909)
Ending balance, shares at Jun. 30, 2020	92,623,386	1
Net loss				(685,762)		(685,762)
Ending balance, value at Sep. 30, 2020	$ 92,623		(92,323)	(1,668,971)		(1,668,971)
Ending balance, shares at Sep. 30, 2020	92,623,386	1
Beginning balance, value at Dec. 31, 2020	$ 92,682		152,953	(2,577,721)		(2,332,086)
Beginning balance, shares at Dec. 31, 2020	92,682,632	1
Stock compensation expense	$ 208		2,112,980			2,113,188
Stock compensation expense, shares	207,817
Conversion of convertible debt	$ 8		12,992			13,000
Conversion of convertible debt, shares	8,197
Shares issued to settle accounts payable	$ 24		148,485			148,510
Shares issued to settle accounts payable, shares	24,460
Shares issued as debt issuance costs for convertible notes payable	$ 645		3,440,755			3,441,400
Shares issued as debt issuance costs for convertible notes payable, shares	645,000
Beneficial conversion features			51,000			51,000
Acquisition of Magiclytics	$ 735		19,265	(80,697)		(60,697)
Acquisition of Magiclytics, shares	734,689
Imputed Interest			15,920			15,920
Net loss				(5,798,578)		(5,798,578)
Ending balance, value at Mar. 31, 2021	$ 94,302		5,954,350	(8,456,996)		(2,408,344)
Ending balance, shares at Mar. 31, 2021	94,302,795	1
Beginning balance, value at Dec. 31, 2020	$ 92,682		152,953	(2,577,721)		(2,332,086)
Beginning balance, shares at Dec. 31, 2020	92,682,632	1
Ending balance, value at Jun. 30, 2021	$ 94,883		10,556,088	(15,767,339)		(5,116,368)
Ending balance, shares at Jun. 30, 2021	94,883,195	1
Beginning balance, value at Dec. 31, 2020	$ 92,682		152,953	(2,577,721)		(2,332,086)
Beginning balance, shares at Dec. 31, 2020	92,682,632	1
Net loss						(18,510,882)
Ending balance, value at Sep. 30, 2021	$ 96,123		14,825,299	(21,169,300)		(6,247,878)
Ending balance, shares at Sep. 30, 2021	96,122,532	1
Beginning balance, value at Mar. 31, 2021	$ 94,302		5,954,350	(8,456,996)		(2,408,344)
Beginning balance, shares at Mar. 31, 2021	94,302,795	1
Stock compensation expense	$ 176		1,546,238			1,546,413
Stock compensation expense, shares	175,070
Shares issued to settle accounts payable	$ 22		164,497			164,520
Shares issued to settle accounts payable, shares	22,250
Shares issued as debt issuance costs for convertible notes payable	$ 383		2,875,206			2,875,589
Shares issued as debt issuance costs for convertible notes payable, shares	383,080
Warrants issued for stock compensation			15,797			15,797
Net loss				(7,310,343)		(7,310,343)
Ending balance, value at Jun. 30, 2021	$ 94,883		10,556,088	(15,767,339)		(5,116,368)
Ending balance, shares at Jun. 30, 2021	94,883,195	1
Stock compensation expense	$ 509		1,572,985			1,573,495
Stock compensation expense, shares	509,417
Conversion of convertible debt	$ 357		1,300,172			1,300,530
Conversion of convertible debt, shares	357,370
Shares issued to settle accounts payable	$ 30		84,932			84,962
Shares issued to settle accounts payable, shares	29,920
Shares issued as debt issuance costs for convertible notes payable	$ 85		254,456			254,541
Shares issued as debt issuance costs for convertible notes payable, shares	85,000
Warrants issued with convertible debt			211,633			211,633
Shares issued for cash	$ 258		845,032			845,290
Shares issued for cash, shares	257,630
Shares issued in recapitalization						$ 845,290
Shares issued in recapitalization, shares						257,630
Net loss				(5,401,961)		$ (5,401,961)
Ending balance, value at Sep. 30, 2021	$ 96,123		$ 14,825,299	$ (21,169,300)		$ (6,247,878)
Ending balance, shares at Sep. 30, 2021	96,122,532	1